UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General New York
Municipal Bond Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Bond Fund, Inc., covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

How did General New York Municipal Bond Fund, Inc. perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund achieved a total return of 1.39% .1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.56% for the same period.2

Municipal bond prices held up relatively well during the reporting period due to robust investor demand for a reduced supply of newly issued securities. Despite positive contributions from its core holdings and investments in corporate-backed bonds, the fund’s return was slightly lower than that of its benchmark, primarily because the Index contains bonds from many states, not just New York, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) implemented four more increases in the overnight federal funds rate, driving it to 4.75% by the reporting period’s end. Short-term municipal bond yields climbed along with the Fed’s interest-rate target, but longer-term bonds rose less steeply, contributing to a further narrowing of yield differences (known as “spreads”) between the short and long ends of the market’s maturity range. While long-term bond yields began to rise more steeply and prices fell in March and April, it was not enough to erase the market’s positive absolute returns for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. The steadily growing U.S. economy helped to reduce unemployment and boost corporate and personal income-tax receipts for New York state and New York city. A commensurately reduced supply of newly issued securities was met with robust investor demand, putting downward pressure on yields and supporting prices.

In this environment, the fund received strong contributions from its core holdings of seasoned bonds, which were purchased at higher yields than are available today. The fund also benefited from its corporate-backed securities, including those issued on behalf of airlines and health care facilities.

4

We generally continued to focus on bonds with maturities toward the longer end of the range while de-emphasizing securities with maturities of 10 years and less.These strategies enabled the fund to participate more fully in strength among longer-term bonds.

What is the fund’s current strategy?

Although the Fed appears to be close to the end of its credit tightening campaign, we expect at least one additional rate-hike in the months ahead. A pause by the Fed in the current environment might initially cause more concern than comfort. As we move further into the year, and it appears that Fed tightening is coming to an end, we should see the yield curve steepen. In this case, we would expect yields of longer-term securities to remain relatively flat while shorter maturities benefit from the curve change. If this occurs, it should provide opportunities to reduce the fund’s weighted average maturity without significantly shifting its income profile. However, we are watching the economy carefully, and we are prepared to adjust our strategies further as circumstances change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Bond Fund, Inc. from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 4.24
Ending value (after expenses)	$1,013.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 4.26
Ending value (after expenses)	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.7%	Rate (%)	Date	Amount ($)	Value ($)

New York—91.9%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Revenue (Insured; MBIA)	5.00	9/1/16	3,000,000	3,184,890
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/24	2,000,000	2,207,540
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/25	2,000,000	2,207,540
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	2,000,000	2,038,780
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish
Senior Residences)	6.00	5/1/29	1,370,000	1,395,249
Jefferson County Industrial
Development Agency, SWDR
(International Paper Co.)	5.20	12/1/20	2,000,000	2,032,620
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,750,000	2,687,218
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	4,000,000	4,232,040
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,335,320
Metropolitan Transportation
Authority, State Service Contract	5.13	1/1/29	1,090,000	1,130,526
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 [a]	1,304,644
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 [a]	2,980,104

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,088,840
New York City	5.50	6/1/13	10,000 [a]	10,966
New York City	5.00	11/1/19	3,000,000	3,110,430
New York City	5.38	12/1/20	1,000,000	1,059,000
New York City	5.50	8/1/21	2,500,000	2,681,150
New York City	5.00	8/1/22	2,000,000	2,068,000
New York City	5.50	6/1/23	1,590,000	1,698,979
New York City	5.25	8/15/24	4,000,000	4,212,640
New York City	5.00	4/1/30	3,500,000	3,579,030
New York City Housing Development
Corp., Capital Fund Program
Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,241,424
New York City Housing Development
Corp., MFHR (Collateralized:
FHA and GNMA)	5.25	11/1/30	3,500,000	3,626,035
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.50	5/1/28	1,600,000	1,632,512
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	2,100,980
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,098,970
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,000,000	2,254,620

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	1,000,000	1,058,760
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/24	3,000,000	3,154,860
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,122,790
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/37	2,500,000	2,564,550
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Insured; FGIC)	5.75	6/15/09	2,000,000 [a]	2,138,320
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	2,240,000 [a]	2,453,046
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	760,000 [a]	832,284
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,192,760
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	2,000,000	2,085,300
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue) (Liquidity
Facility; Citibank N.A.)	5.25	10/1/35	2,140,000	2,313,939
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue
(Saint Francis Hospital Project)	5.00	7/1/21	3,000,000	3,032,910

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.25	5/15/12	3,220,000	3,425,887
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,032,060
New York State Dormitory
Authority, Insured Mortgage HR
(Lutheran Medical Center)
(Insured; MBIA)	5.00	8/1/16	1,000,000	1,044,010
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	2,000,000	2,154,180
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 [a]	1,600,729
New York State Dormitory
Authority, Revenue
(Columbia University)	5.25	7/1/17	2,500,000	2,737,075
New York State Dormitory
Authority, Revenue
(Columbia University)	5.13	7/1/21	3,630,000	3,812,516
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/24	2,000,000	2,072,360
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/31	2,000,000	2,089,940
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	2,500,000	2,750,375
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.75	7/1/18	2,500,000	2,784,825
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,153,140

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,443,394
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	3,000,000 [b]	3,139,920
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	861,055
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,635,244
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	500,000	505,515
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,022,060
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	2,062,860
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,069,188
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,099,000
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; MBIA)	5.75	7/1/06	2,075,000 [a]	2,123,700
New York State Dormitory
Authority, Revenue (State
Personal Income Tax)	5.38	3/15/13	1,000,000 [a]	1,086,900
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)	5.88	5/15/17	2,060,000	2,319,127

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(University of Rochester)	5.00	7/1/34	4,000,000	4,074,960
New York State Dormitory
Authority, Secured Hospital
Revenue (New York Downtown
Hospital) (Insured; MBIA)	5.30	2/15/20	2,500,000	2,597,725
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop
South Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,898,821
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (Brooklyn
Union Gas Co. Project)	6.37	4/1/20	5,000,000	5,320,400
New York State Housing Finance
Agency, Revenue (LooseStrife
Fields Apartments and Fairway
Manor) (Collateralized; FHA)	6.75	11/15/36	25,000	25,773
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	6.00	9/15/06	6,535,000	6,719,941
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	5.50	9/15/18	2,000,000	2,077,500
New York State Medical Care
Facilities Finance Agency,
Hospital and Nursing Home
Insured Mortgage Revenue
(Insured; MBIA)	6.13	2/15/15	200,000	202,342
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,047,800
New York State Power Authority,
Revenue	5.00	11/15/20	1,500,000	1,551,975
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,000,000	1,056,320
New York State Power Authority,
Revenue (Insured; MBIA)	5.00	11/15/15	6,000,000	6,358,440

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
General Revenue (Insured; AMBAC)	5.00	1/1/24	3,000,000	3,122,970
New York State Thruway Authority,
Highway and Bridge Trust
Fund (Insured; FGIC)	5.50	4/1/11	1,225,000 [a]	1,335,079
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured; AMBAC)	5.97	4/1/19	2,250,000 [c,d]	2,486,498
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	1,965,000 [a]	2,044,661
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.75	4/1/09	2,000,000 [a]	2,131,440
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/11	3,295,000 [a]	3,519,093
New York State Urban Development
Corp., Correctional and
Youth Facilities Service
Contract Revenue	5.25	1/1/10	2,000,000	2,095,340
New York State Urban Development
Corp., Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,228,750
New York State Urban Development
Corp., Correctional Facilities
Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,277,080
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities and
Equipment) (Insured; FGIC)	5.50	3/15/13	3,000,000 [a]	3,283,110
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co.)
(Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,921
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co.)
(Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,607,360

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Niagara County Industrial
Development Agency, SWDR	5.63	11/15/14	2,000,000	2,095,140
Niagara County Industrial
Development Agency, SWDR	5.55	11/15/15	1,500,000	1,561,665
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,513,527
Onondaga County Industrial
Development Agency, Sewer
Facilities Revenue (Bristol
Meyers Squibb Co. Project)	5.75	3/1/24	4,000,000	4,413,640
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	1,018,310
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Special Project-JFK
International Air Terminal-6)
(Insured; MBIA)	6.25	12/1/13	5,000,000	5,574,200
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	4,000,000	4,144,840
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; MBIA)	5.25	10/15/19	3,000,000	3,215,760
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	1,000,000	1,070,030
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,211,290

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.50	1/1/22	2,000,000 [a]	2,272,740
Triborough Bridge and Tunnel
Authority, Revenue
(Insured; MBIA)	5.00	11/15/32	3,000,000	3,076,470
Ulster County Industrial
Development Agency, Civic
Facility (Benedictine
Hospital Project)	6.45	6/1/24	1,950,000	1,929,350
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,963,860
U.S. Related—4.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 [a]	2,928,790
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,046,820
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 [a]	3,248,910
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 [a]	2,628,458
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	0.00	7/1/30	2,500,000	759,400
Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)	5.75	2/1/12	2,000,000	2,133,580
Total Long-Term
Municipal Investments
(cost $248,800,541)				256,070,705

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.1%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related;
Government Development Bank of
Puerto Rico, CP
(cost $3,000,000)	4.05	5/2/06	3,000,000	2,999,910

Total Investments (cost $251,800,541)			97.8%	259,070,615
Cash and Receivables (Net)			2.2%	5,921,439
Net Assets			100.0%	264,992,054

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Inverse floater security—the interest rate is subject to change periodically.
[d] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, this security amounted to $2,486,498 or .9% of net assets.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	42.5
AA	Aa		AA	24.6
A	A		A	20.2
BBB	Baa		BBB	6.3
BB	Ba		BB	1.4
B	B		B	1.4
Not Rated [e]	Not Rated [e]		Not Rated [e]	3.6
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	251,800,541	259,070,615
Cash		5,215,943
Interest receivable		4,109,316
Prepaid expenses		15,863
		268,411,737

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		174,983
Payable for investment securities purchased		3,140,790
Payable for shares of Common Stock redeemed		55,151
Accrued expenses		48,759
		3,419,683

Net Assets ($)		264,992,054

Composition of Net Assets ($):
Paid-in capital		257,321,089
Accumulated undistributed investment income—net		60,965
Accumulated net realized gain (loss) on investments		339,926
Accumulated net unrealized appreciation
(depreciation) on investments		7,270,074

Net Assets ($)		264,992,054

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		13,863,553
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		19.11

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	6,396,792
Expenses:
Management fee—Note 3(a)	804,822
Service plan and prospectus fees—Note 3(b)	269,436
Shareholder servicing costs—Note 3(b)	56,188
Professional fees	27,794
Custodian fees	15,927
Shareholders’ reports	9,378
Registration fees	5,734
Directors’ fees and expenses—Note 3(c)	2,843
Loan commitment fees—Note 2	943
Miscellaneous	14,764
Total Expenses	1,207,829
Less—reduction in management fee due to
undertaking—Note 3(a)	(66,722)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(6,800)
Net Expenses	1,134,307
Investment Income—Net	5,262,485

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	294,462
Net unrealized appreciation (depreciation) on investments	(1,718,848)
Net Realized and Unrealized Gain (Loss) on Investments	(1,424,386)
Net Increase in Net Assets Resulting from Operations	3,838,099

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	5,262,485	11,180,883
Net realized gain (loss) on investments	294,462	3,565,392
Net unrealized appreciation
(depreciation) on investments	(1,718,848)	(11,692,846)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,838,099	3,053,429

Dividends to Shareholders from ($):
Investment income—net	(5,201,520)	(11,237,615)
Net realized gain on investments	(3,293,569)	(16,935)
Total Dividends	(8,495,089)	(11,254,550)

Capital Stock Transactions ($):
Net proceeds from shares sold	9,682,604	15,488,822
Dividends reinvested	6,234,692	7,937,196
Cost of shares redeemed	(22,124,371)	(49,032,577)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,207,075)	(25,606,559)
Total Increase (Decrease) in Net Assets	(10,864,065)	(33,807,680)

Net Assets ($):
Beginning of Period	275,856,119	309,663,799
End of Period	264,992,054	275,856,119
Undistributed investment income—net	60,965	—

Capital Share Transactions (Shares):
Shares sold	501,509	781,219
Shares issued for dividends reinvested	323,241	401,094
Shares redeemed	(1,143,560)	(2,472,422)
Net Increase (Decrease) in Shares Outstanding	(318,810)	(1,290,109)

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
Apri 30, 2006			Year Ended October 31,

	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	19.45	20.01	19.97	20.26	20.10	19.19
Investment Operations:
Investment income—net	.38[b]	.76[b]	.79[b]	.85[b]	.90[b]	.92
Net realized and unrealized
gain (loss) on investments	(.11)	(.56)	.17	(.10)	.17	.91
Total from Investment Operations	.27	.20	.96	.75	1.07	1.83
Distributions:
Dividends from
investment income—net	(.37)	(.76)	(.79)	(.85)	(.91)	(.92)
Dividends from net realized
gain on investments	(.24)	(.00)[c]	(.13)	(.19)	—	(.00)[c]
Total Distributions	(.61)	(.76)	(.92)	(1.04)	(.91)	(.92)
Net asset value, end of period	19.11	19.45	20.01	19.97	20.26	20.10

Total Return (%)	1.39[d]	1.01	4.90	3.77	5.46	9.74

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[e]	.89	.90	.88	.89	.89
Ratio of net expenses
to average net assets	.85[e]	.89	.89	.88	.89	.89
Ratio of net investment income
to average net assets	3.92[e]	3.82	3.99	4.22	4.54	4.67
Portfolio Turnover Rate	12.29[d]	42.18	21.48	31.28	26.35	17.77

Net Assets, end of period
($ x 1,000)	264,992	275,856	309,664	317,851	331,728	341,713

[a]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended October 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager”or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

24

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: tax exempt income $11,237,615, ordinary income $16,380 and long-term capital gains $555.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such excess expense.The Manager has undertaken from November 1, 2005 through August 31, 2006 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .85% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $66,722 during the period ended April 30, 2006.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s shares, for servicing shareholder accounts, (“Servicing”) and for advertising and marketing relating to the fund.The Plan provides payments to be made at an aggregate annual rate of .20% of the value of the fund’s average daily net assets. The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred.The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended April 30, 2006, the fund was charged $269,436 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $37,666 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

26

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $131,015, service plan fees $43,672, chief compliance officer fees $1,284 and transfer agency per account fees $13,000, which are offset against an expense reimbursement currently in effect in the amount of $13,988.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $32,407,910 and $41,177,299, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $7,270,074, consisting of $8,297,640 gross unrealized appreciation and $1,027,566 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For	More	Information

General New York
Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)